Quarterly Data (Unaudited) (Tables)	12 Months Ended
Dec. 31, 2015
Quarterly Data (Unaudited)
Schedule of Quarterly Financial Information

(Millions, except per-share amounts)	First	Second	Third	Fourth	Year
2015	Quarter	Quarter	Quarter	Quarter	2015
Net sales	$7,578	$7,686	$7,712	$7,298	$30,274
Cost of sales	3,821	3,858	3,877	3,827	15,383
Net income including noncontrolling interest	1,201	1,303	1,298	1,039	4,841
Net income attributable to 3M	1,199	1,300	1,296	1,038	4,833
Earnings per share attributable to 3M common shareholders - basic	1.88	2.06	2.09	1.69	7.72
Earnings per share attributable to 3M common shareholders - diluted	1.85	2.02	2.05	1.66	7.58

(Millions, except per-share amounts)	First	Second	Third	Fourth	Year
2014	Quarter	Quarter	Quarter	Quarter	2014
Net sales	$7,831	$8,134	$8,137	$7,719	$31,821
Cost of sales	4,031	4,184	4,205	4,027	16,447
Net income including noncontrolling interest	1,225	1,283	1,311	1,179	4,998
Net income attributable to 3M	1,207	1,267	1,303	1,179	4,956
Earnings per share attributable to 3M common shareholders - basic	1.83	1.94	2.02	1.85	7.63
Earnings per share attributable to 3M common shareholders - diluted	1.79	1.91	1.98	1.81	7.49